UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811- 4237
Dreyfus Insured Municipal Bond Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	4/30
Date of reporting period:	1/31/06

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Insured Municipal Bond Fund Inc.
Statement of Investments
January 31, 2006 (Unaudited)

	Principal
Long-Term Municipal Investments--98.8%	Amount ($)	Value ($)

Alabama--3.0%

Alabama Drinking Water Finance Authority,
Revolving Fund Loan
4%, 8/15/2028 (Insured; AMBAC)	1,000,000	914,380

Auburn University, General Fee Revenue
5.75%, 6/1/2017 (Insured; MBIA)	1,000,000	1,099,210

Birmingham, GO Capital Improvement
5%, 12/1/2032 (Insured; AMBAC)	1,780,000	1,834,397

Alaska--3.9%

Alaska International Airports System, Revenue
5.75%, 10/1/2020 (Insured; AMBAC)	4,500,000	5,005,260

California--6.2%

California Infrastructure and Economic
Development Bank, Revenue
(Workers Compensation Relief)
5.25%, 10/1/2014 (Insured; AMBAC)	1,875,000	2,061,450

Golden State Tobacco Securitization,
Enhanced Tobacco Settlement
5%, 6/1/2029 (Insured; AMBAC)	1,670,000	1,715,942

Los Angeles Department of Water and Power,
Power Systems Revenue
5%, 7/1/2024 (Insured; MBIA)	1,500,000	1,563,960

San Diego Unified School District
Zero Coupon, 7/1/2015 (Insured; FGIC)	3,690,000	2,502,890

Colorado--2.5%

Adams County, PCR
(Public Service Co. of Colorado Project)
4.375%, 9/1/2017 (Insured; MBIA)	2,000,000	2,033,960

Douglas County School District, Number 1 Reorganized,
Douglas and Elbert Counties
(Colorado School District Enhance Program)
5.75%, 12/15/2017 (Insured; FGIC)	1,000,000	1,140,150

Connecticut--1.7%

Connecticut Special Tax Obligation, Revenue
(Transportation Infrastructure Purpose)
5%, 1/1/2023 (Insured; FGIC)	2,000,000	2,108,820

Delaware--5.8%

Delaware Economic Development Authority,
Water Revenue (United Water Delaware
Inc. Project) 6.20%, 6/1/2025
(Insured; AMBAC)	5,000,000		5,110,300

Delaware River and Bay Authority, Revenue
5.25%, 1/1/2013 (Insured; MBIA)	2,015,000	a	2,204,652

Florida--3.0%

Orange County, Sales Tax Revenue
5.125%, 1/1/2023 (Insured; FGIC)	1,000,000		1,064,870

Tampa Bay Water, Utility System
Improvement Revenue
5.25%, 10/1/2019 (Insured; FGIC)	2,575,000		2,768,357

Idaho--1.7%

Boise State University, Student Union and Housing
System Improvement Revenue:
5.375%, 4/1/2012 (Insured; FGIC)	45,000	a	49,393
5.375%, 4/1/2022 (Insured; FGIC)	1,955,000		2,111,048

Illinois--2.9%

Chicago, GO:
5.50%, 7/1/2010 (Insured; FGIC)	675,000	a	735,716
5.50%, 1/1/2040 (Insured; FGIC)	325,000		348,982

Chicago O'Hare International Airport, Revenue
(General Airport Third Lien)
5.25%, 1/1/2027 (Insured; MBIA)	2,500,000		2,597,450

Indiana--2.9%

Indiana Educational Facilities Authority,
Educational Facilities Revenue
(Butler University Project)
5.50%, 2/1/2026 (Insured; MBIA)	3,500,000		3,740,380

Michigan--1.1%

Michigan Hospital Finance Authority, HR
(Sparrow Obligated Group)
5%, 11/15/2036 (Insured; MBIA)	1,400,000		1,443,988

Missouri--5.9%

Metropolitan Saint Louis Sewer District,
Wastewater System Revenue
5%, 5/1/2034 (Insured; MBIA)	1,500,000		1,558,965

Saint Louis, Airport Revenue
(Airport Development Program):
5%, 7/1/2011 (Insured; MBIA)	1,230,000		1,318,093
5%, 7/1/2011 (Insured; MBIA)	1,770,000		1,890,466
5.625%, 7/1/2011 (Insured; MBIA)	2,500,000	a	2,755,450

New Jersey--7.9%

New Jersey Economic Development Authority, PCR
(Public Service Electric and Gas Co.)
6.40%, 5/1/2032 (Insured; MBIA)	7,100,000	7,141,819

New Jersey Turnpike Authority, Turnpike Revenue
5%, 1/1/2035 (Insured; AMBAC)	1,500,000	1,554,885

Rutgers, The State University, GO
5%, 5/1/2031 (Insured; FGIC)	1,245,000	1,293,941

New York--11.0%

Metropolitan Transportation Authority:
(State Service Contract) 5.50%, 1/1/2020
(Insured; MBIA)	2,000,000	2,197,900
Transportation Revenue:
5.50%, 11/15/2019 (Insured; AMBAC)	5,000,000	5,518,600
5%, 11/15/2032 (Insured; FGIC)	1,350,000	1,398,789

New York City 5.25%, 8/15/2015 (Insured; FSA)	2,000,000	2,194,460

New York City Municipal Water Finance Authority,
Water and Sewer System Revenue
5%, 6/15/2028 (Insured; MBIA)	1,000,000	1,048,370

New York State Power Authority, Revenue
5%, 11/15/2016 (Insured; FGIC)	1,500,000	1,630,440

North Carolina--.9%

Catawba County, COP
(Catawba County Public School and
Community College Facilities Project)
5.25%, 6/1/2016 (Insured; MBIA)	1,000,000	1,088,010

Ohio--4.1%

Cincinnati School District Board of Education,
(Classroom Facilities Construction and
Improvement) 5%, 12/1/2031
(Insured; FSA)	1,655,000	1,719,545

Cleveland State University, General Receipts
5%, 6/1/2034 (Insured; FGIC)	1,150,000	1,193,976

Ohio Turnpike Commission, Turnpike Revenue
5.50%, 2/15/2017 (Insured; FGIC)	1,995,000	2,268,135

Oregon--1.3%

Oregon, Department of Administrative Services,
Lottery Revenue
5%, 4/1/2012 (Insured; FSA)	1,500,000	1,612,560

Pennsylvania--1.3%

Perkiomen Valley School District, GO
5.25%, 3/1/2028 (Insured; FSA)	1,550,000	1,657,787

South Carolina--2.2%

Spartanburg Sanitary Sewer District,
Sewer System Revenue
5.25%, 3/1/2030 (Insured; MBIA)	1,000,000	1,066,710

University of South Carolina,
Athletic Facilities Revenue
5.50%, 5/1/2022 (Insured; AMBAC)	1,575,000	1,711,017

Texas--7.2%

Houston Area Water Corp., City of Houston
Contract Revenue (Northeast Water Purification
Plant Project)
5.25%, 3/1/2023 (Insured; FGIC)	2,470,000	2,641,640

San Antonio, Water System Revenue:
5.50%, 5/15/2019 (Insured; FSA)	1,000,000	1,091,030
5.50%, 5/15/2020 (Insured; FSA)	2,500,000	2,721,750

Texas Turnpike Authority (Central Texas
Turnpike System) Revenue
5.50%, 8/15/2039 (Insured; AMBAC)	2,500,000	2,709,500

Utah--1.5%

Utah State University, Student Fee
and Housing System Revenue
5%, 4/1/2029 (Insured; MBIA)	1,850,000	1,925,998

Virginia--8.2%

Danville Industrial Development Authority,
HR (Danville Regional Medical Center)
5.25%, 10/1/2028 (Insured; AMBAC)	1,500,000	1,663,275

Richmond, GO Public Improvement
5.50%, 7/15/2011 (Insured; FSA)	1,225,000	1,343,335

Upper Occoquan Sewer Authority,
Regional Sewer Revenue
5.15%, 7/1/2020 (Insured; MBIA)	5,210,000	5,791,801

Virginia University Revenue
(General Pledge)
5%, 5/1/2014 (Insured; AMBAC)	1,615,000	1,742,989

West Virginia--10.0%

West Virginia:
6.50%, 11/1/2026 (Insured; FGIC)	2,600,000	3,224,416
Zero Coupon, 11/1/2026 (Insured; FGIC)	5,450,000	2,068,438

West Virginia Building Commission, LR
(West Virginia Regional Jail)
5.375%, 7/1/2021 (Insured; AMBAC)	2,505,000	2,822,759

West Virginia Higher Education Policy Commission,
Revenue (Higher Education Facilities)
5%, 4/1/2029 (Insured; FGIC)	2,000,000	2,084,940

West Virginia Water Development Authority,
Water Development Revenue
(Loan Program II):
5.25%, 11/1/2023 (Insured; AMBAC)	1,000,000	1,091,080
5%, 11/1/2029 (Insured; AMBAC)	1,400,000	1,462,958

U.S. Related--2.6%

Commonwealth of Puerto Rico, Public Improvement, GO
5.50%, 7/1/2017 (Insured; XLCA)	1,500,000	1,705,290

Puerto Rico Highway and
Transportation Authority,
Transportation Revenue
5.50%, 7/1/2012 (Insured; FGIC)	1,500,000	1,661,490

Total Investments (cost $119,813,444)	98.8%	125,728,162

Cash and Receivables (Net)	1.2%	1,528,533

Net Assets	100.0%	127,256,695

Notes to Statements of Investments:

a These securites are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S.
Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b At January 31, 2006, 29.0% of the fund's net assets are insured by AMBAC, 25.4% are insured by FGIC and 33.4% are insured by MBIA

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Insured Municipal Bond Fund, Inc.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	March 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	March 16, 2006

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	March 16, 2006

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)